Finance Agreement Payable (Details Narrative) - USD ($)		12 Months Ended
	Oct. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Finance Agreement Payable
Financing agreement entered into for prepaid insurance	$ 1,037,706	$ 1,037,706
Interest rate	6.216%
Maturity date	Sep. 28, 2023
Finance agreement payable		$ 849,032	$ 0
Prepaid expenses	$ 926,658